Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Expenses [Abstract]
Business and other tax payables		¥ 49,428	¥ 63,935
Refundable deposits from employees and agents		17,577	17,777
Professional fees		782	13,453
Accrued expenses to third parties		37,471	12,826
Contributions from members of eHuzhu mutual aid program (Note 2(c))			32,915
Accrued compensation to staff layoff		12,132	20,648
Payable to third parties	[1]	62,333	14,714
Others		4,999	815
Total		¥ 184,722	¥ 177,083

[1]	Amount represented payables to divested subsidiaries, which are non-interest-bearing, unsecured and due within one year.